UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.            REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Putnam High Yield Bond Portfolio (Initial Class)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Moody’s Rating as of June 29, 2012

Moody’s Rating	% of Portfolio Investments
Aaa	4.32%
B1	14.98%
B2	9.50%
B3	15.70%
Ba1	4.09%
Ba2	6.27%
Ba3	9.74%
Baa1	0.31%
Baa2	0.29%
Baa3	1.84%
Ca	0.19%
Caa	0.31%
Caa1	13.19%
Caa2	2.60%
Caa3	3.12%
Not Rated	6.23%
Common Stock	1.08%
Preferred Stock	1.19%
Warrants	0.02%
Short Term Investments	5.03%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*

	(1/01/2012)	(6/29/2012)	(1/01/2012 – 6/29/2012)

Actual	$1,000.00	$1,068.70	$5.59

Hypothetical (5% return before expenses)	$1,000.00	$1,019.33	$5.45

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Bank Loans — 4.92%
$ 174,998	Ardent Health(a)(b)
	5.74%, 07/19/2015	$173,686
	Asurion Corp
95,000	0.30%, 05/10/2019(b)	97,019
190,000	9.97%, 08/07/2019	194,465
272,056	Burlington Coat Factory Warehouse(a)(b)
	5.22%, 02/23/2017	270,356
70,000	Caesars Entertainment Corp(a)(b)
	8.47%, 04/25/2017	68,308
205,000	Chesapeake Energy Corp(b)
	7.47%, 12/02/2017	203,046
105,768	Claires Stores Inc(a)(b)
	3.48%, 05/29/2014	100,143
	Clear Channel Communications(a)(b)
93,505	3.87%, 07/30/2014	84,856
552,931	4.83%, 01/29/2016	438,802
32,819	CNO Financial Group Inc(b)
	5.47%, 09/30/2016	32,737
163,471	Del Monte Foods Co(a)(b)
	3.47%, 03/08/2018	160,661
79,399	Dynegy Inc(b)
	8.22%, 08/04/2016	81,454
243,433	Emergency Medical Serv Corp(b)
	4.22%, 04/05/2018	240,466
15,000	EP Energy(b)
	5.72%, 05/01/2018	15,109
100,000	First Data Corp(a)(b)
	3.21%, 09/24/2014	95,738
137,483	Frac Tech International LLC(b)
	5.22%, 04/19/2016	125,300
129,866	Golden Nugget Inc(a)(b)
	2.22%, 06/30/2014	122,939
	Goodman Global Inc(a)(b)
91,969	4.47%, 10/28/2016	91,739
162,273	7.47%, 10/06/2017	164,098
	Harrahs Operating Co Inc(a)(b)
58,500	7.97%, 10/15/2016	59,070
505,000	5.72%, 01/28/2018	446,294
256,750	IASIS Healthcare(b)
	4.22%, 05/03/2018	251,936
	Istar Financial Inc
165,000	6.22%, 06/30/2014(a)(b)	164,588
55,000	6.22%, 03/31/2017	54,931
183,150	J Crew Group(b)
	3.97%, 01/26/2018	180,074
289,275	Landrys Restaurants Inc(b)
	5.72%, 03/01/2017	288,070
170,000	Lawson Software Inc
	5.47%, 03/16/2018	170,552
329,837	Motor City(b)
	5.22%, 02/01/2017	326,127
155,000	Neiman Marcus Group Inc(b)
	3.97%, 04/25/2018	152,932
355,000	Nuveen Investments Inc(b)
	8.25%, 03/01/2019	355,000
154,225	Pharmaceutical Product Development Inc(b)
	5.47%, 10/10/2018	154,726

Principal Amount		Value

Bank Loans — (continued)
$ 75,000	Quintiles Transnational Corp(b)
	7.50%, 02/22/2017	$75,188
232,650	Revlon Consumer Products(b)
	3.97%, 11/19/2017	230,947
165,000	Springleaf Finance Corp(b)
	4.72%, 04/28/2017	155,070
770,119	Texas Competitive Electronic Holding Co(a)(b)
	3.97%, 10/10/2017	459,258
	Travelport LLC(b)
130,000	5.24%, 08/23/2015	118,764
180,000	9.97%, 11/22/2015	179,325
208,154	Univision Communications(a)(b)
	4.72%, 10/25/2017	195,925

		6,779,699

Basic Materials — 5.37%
	Celanese US Holdings LLC
50,000	6.63%, 10/15/2018	54,375
325,000	5.88%, 06/15/2021	348,562
155,000	Compass Minerals International Inc
	8.00%, 06/01/2019	166,044
45,000	Edgen Murray Corp
	12.25%, 01/15/2015	44,775
310,000	Ferro Corp
	7.88%, 08/15/2018	302,250
	FMG Resources August 2006 Pty Ltd(b)
10,000	7.00%, 11/01/2015	10,200
205,000	6.38%, 02/01/2016	207,563
255,000	6.88%, 02/01/2018	257,550
180,000	8.25%, 11/01/2019	190,800
140,000	6.88%, 04/01/2022	141,050
110,000	Georgia-Pacific LLC(b)
	8.25%, 05/01/2016	121,173
85,000	Hexion US Finance Corp
	6.63%, 04/15/2020	87,125
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
190,000	4.97%, 11/15/2014(a)	175,275
100,000	8.88%, 02/01/2018	102,000
60,000	9.00%, 11/15/2020	51,750
	Huntsman International LLC
420,000	8.63%, 03/15/2020	471,450
60,000	5.48%, 03/15/2021(c)	67,650
	Ineos Finance PLC(b)
200,000	9.00%, 05/15/2015	211,000
70,000	7.50%, 05/01/2020	70,525
295,000	INEOS Group Holdings SA
	EUR, 7.88%, 02/15/2016	323,858
	LyondellBasell Industries NV(b)
525,000	5.00%, 04/15/2019	550,594
290,000	6.00%, 11/15/2021	318,275
290,000	5.75%, 04/15/2024	310,300
	Momentive Performance Materials Inc
70,000	10.00%, 10/15/2020(b)	70,175
100,000	EUR, 9.50%, 01/15/2021	88,585
120,000	13.94%, 01/15/2021(c)	90,900

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Basic Materials — (continued)
$ 140,000	New Gold Inc(b)
	7.00%, 04/15/2020	$144,200
120,000	Novelis Inc/GA
	7.25%, 02/15/2015	119,700
270,000	Ryerson Holding Corp(d)
	26.92%, 02/01/2015	140,400
505,000	Ryerson Inc
	12.00%, 11/01/2015	507,525
30,000	Smurfit Kappa Funding PLC
	7.75%, 04/01/2015	30,300
	Solutia Inc
180,000	8.75%, 11/01/2017	202,275
280,000	7.88%, 03/15/2020	327,600
	Steel Dynamics Inc
55,000	5.13%, 06/15/2014	57,475
80,000	6.75%, 04/01/2015	81,200
290,000	6.09%, 03/15/2020(c)	310,300
240,000	Taminco Global Chemical Corp(b)(e)
	9.75%, 03/31/2020	246,600
100,000	Teck Resources Ltd
	10.25%, 05/15/2016	111,625
215,000	TPC Group LLC
	8.25%, 10/01/2017	227,362
	Verso Paper Holdings LLC / Verso Paper Inc
20,000	11.75%, 01/15/2019(b)(e)	15,200
90,000	8.75%, 02/01/2019	35,550

		7,391,116

Communications — 14.22%
115,000	Affinion Group Holdings Inc
	11.63%, 11/15/2015	90,850
	Affinion Group Inc
260,000	11.50%, 10/15/2015	221,650
215,000	7.88%, 12/15/2018	183,287
60,000	AMC Networks Inc(b)
	7.75%, 07/15/2021	66,150
	Avaya Inc
30,000	10.13%, 11/01/2015	24,900
170,000	16.68%, 11/01/2015(c)	140,675
305,000	7.00%, 04/01/2019(b)	282,887
145,000	Bresnan Broadband Holdings LLC(b)
	8.00%, 12/15/2018	151,525
	Cablevision Systems Corp
360,000	8.63%, 09/15/2017	401,400
45,000	6.67%, 04/15/2020(c)	48,600
	CCO Holdings LLC / CCO Holdings Capital Corp
420,000	7.88%, 04/30/2018	456,750
105,000	7.00%, 01/15/2019	113,400
135,000	7.38%, 06/01/2020	148,331
115,000	6.50%, 04/30/2021	122,475
150,000	6.63%, 01/31/2022	160,500
151,671	Cengage Learning ACQ Inc.(a)(b)
	3.21%, 07/03/2014	140,170
440,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(b)
	8.63%, 11/15/2017	474,100

Principal Amount		Value

Communications — (continued)
	Cincinnati Bell Inc
$ 185,000	8.25%, 10/15/2017	$192,400
315,000	8.75%, 03/15/2018	303,187
	Clear Channel Communications Inc
90,000	5.50%, 09/15/2014	76,950
110,000	9.00%, 03/01/2021	95,700
	Clear Channel Worldwide Holdings Inc
200,000	9.25%, 12/15/2017	217,838
175,000	7.63%, 03/15/2020(b)	171,063
	Clearwire Communications LLC / Clearwire Finance Inc(b)
270,000	12.00%, 12/01/2015	245,175
100,000	12.00%, 12/01/2017	81,500
	Cricket Communications Inc
260,000	7.75%, 05/15/2016	275,925
315,000	7.75%, 10/15/2020	300,825
330,000	CSC Holdings LLC(b)
	6.75%, 11/15/2021	351,450
295,000	Cumulus Media Holdings Inc(c)
	8.89%, 05/01/2019	278,037
	Digicel Group Ltd(b)
170,000	8.88%, 01/15/2015	171,700
100,000	10.50%, 04/15/2018	104,500
155,000	Digicel Ltd(b)
	8.25%, 09/01/2017	157,713
	DISH DBS Corp
15,000	7.13%, 02/01/2016	16,463
230,000	7.88%, 09/01/2019	265,075
315,000	6.75%, 06/01/2021	340,200
220,000	Entercom Radio LLC
	10.50%, 12/01/2019	236,500
135,000	Equinix Inc
	7.00%, 07/15/2021	148,500
	Frontier Communications Corp
1,000	8.25%, 05/01/2014	1,095
180,000	8.25%, 04/15/2017	193,500
155,000	6.88%, 10/01/2018(c)	164,688
235,000	8.50%, 04/15/2020	249,100
80,000	8.06%, 07/01/2021(c)	86,000
300,000	Gray Television Inc
	10.50%, 06/29/2015	312,000
	Hughes Satellite Systems Corp
150,000	6.50%, 06/15/2019	159,375
275,000	7.63%, 06/15/2021	299,062
	Intelsat Jackson Holdings SA
175,000	7.25%, 10/15/2020(b)	183,750
155,000	7.50%, 04/01/2021	163,913
	Intelsat Luxembourg SA
245,000	11.25%, 02/04/2017	252,350
1,255,312	11.50%, 02/04/2017(b)	1,296,110
	Lamar Media Corp
35,000	4.16%, 04/15/2018(c)	38,500
120,000	5.88%, 02/01/2022(b)	123,000
	Level 3 Financing Inc
135,000	8.75%, 02/15/2017	140,400
135,000	9.38%, 04/01/2019	145,800
40,000	8.13%, 07/01/2019	41,050
175,000	8.63%, 07/15/2020	183,750

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Communications — (continued)
	Mediacom LLC / Mediacom Capital Corp
$ 60,000	9.13%, 08/15/2019	$65,850
120,000	6.95%, 02/15/2022(c)	122,100
395,000	MetroPCS Wireless Inc
	7.88%, 09/01/2018	409,812
135,000	Nexstar Broadcasting Inc / Mission Broadcasting Inc
	8.88%, 04/15/2017	142,594
75,000	Nextel Communications Inc
	7.38%, 08/01/2015	75,094
240,000	Nielsen Finance LLC / Nielsen Finance Co
	7.75%, 10/15/2018	265,800
	NII Capital Corp
80,000	8.42%, 08/15/2016(c)	83,400
160,000	8.88%, 12/15/2019	145,000
300,000	7.63%, 04/01/2021	257,250
	PAETEC Holding Corp
60,000	8.88%, 06/30/2017	64,650
455,000	9.88%, 12/01/2018	508,462
140,000	Quebecor Media Inc(b)
	CAD, 7.38%, 01/15/2021	143,699
240,000	Qwest Corp
	6.75%, 12/01/2021	270,044
	SBA Telecommunications Inc
55,000	8.00%, 08/15/2016	58,575
152,000	8.25%, 08/15/2019	166,440
	Sprint Capital Corp
565,000	6.88%, 11/15/2028	454,825
90,000	8.75%, 03/15/2032	81,900
	Sprint Nextel Corp
615,000	6.00%, 12/01/2016	588,862
200,000	9.13%, 03/01/2017(b)	210,000
420,000	8.38%, 08/15/2017	430,500
475,000	9.00%, 11/15/2018(b)	530,812
335,000	Syniverse Holdings Inc
	9.13%, 01/15/2019	363,475
150,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH(b)(e)
	7.50%, 03/15/2019	159,000
	Univision Communications Inc(b)
280,000	7.88%, 11/01/2020	299,600
110,000	8.50%, 05/15/2021	110,825
	Videotron Ltee
130,000	CAD, 6.88%, 07/15/2021	136,627
260,000	5.00%, 07/15/2022(b)	263,900
	Virgin Media Finance PLC
27,000	9.50%, 08/15/2016	30,105
200,000	5.25%, 02/15/2022	204,500
	West Corp
120,000	8.63%, 10/01/2018	127,200
115,000	7.88%, 01/15/2019	120,175
290,000	Wind Acquisition Finance SA(b)
	7.25%, 02/15/2018	253,750
188,312	Wind Acquisition Holdings Finance SA(b)
	12.25%, 07/15/2017	128,994
	Windstream Corp
285,000	7.88%, 11/01/2017	310,650

Principal Amount		Value

Communications — (continued)
$ 35,000	8.13%, 09/01/2018	$37,625
210,000	6.69%, 10/01/2021(c)	222,600
	XM Satellite Radio Inc(b)
115,000	13.00%, 08/01/2013	128,225
70,000	7.00%, 12/01/2014	91,175
210,000	7.63%, 11/01/2018	225,750

		19,581,639

Consumer, Cyclical — 15.17%
25,000	Academy Ltd / Academy Finance Corp(b)
	9.25%, 08/01/2019	27,125
430,000	AMC Entertainment Inc
	9.75%, 12/01/2020	464,400
	American Axle & Manufacturing Inc
105,000	5.25%, 02/11/2014	108,150
390,000	6.75%, 11/15/2019(c)	412,425
465,000	American Casino & Entertainment Properties LLC / ACEP Finance Corp
	11.00%, 06/15/2014	488,250
165,000	AmeriGas Finance LLC / AmeriGas Finance Corp
	7.00%, 05/20/2022	169,950
	AutoNation Inc
45,000	6.75%, 04/15/2018	48,994
70,000	5.50%, 02/01/2020	72,100
	Beazer Homes USA Inc
280,000	6.88%, 07/15/2015	268,800
50,000	8.13%, 06/15/2016	47,875
15,000	9.13%, 06/15/2018	13,238
65,000	9.13%, 05/15/2019	56,713
430,000	Bon-Ton Department Stores Inc
	10.25%, 03/15/2014	363,350
300,000	Boyd Gaming Corp(c)
	8.30%, 12/01/2018	309,000
600,000	Buffets Inc(f)(g)
	0.00%, 11/01/2014	0
175,000	Burger King Corp(c)
	5.41%, 10/15/2018	199,281
225,000	Burlington Coat Factory Warehouse Corp
	10.00%, 02/15/2019	238,500
	Caesars Entertainment Operating Co Inc
490,000	11.25%, 06/01/2017	534,712
300,000	10.00%, 12/15/2018	205,125
125,000	Carmike Cinemas Inc
	7.38%, 05/15/2019	129,375
265,000	Carrols Restaurant Group Inc(b)
	11.25%, 05/15/2018	278,250
170,000	CCM Merger Inc(b)(e)
	9.13%, 05/01/2019	171,487
95,000	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp
	9.13%, 08/01/2018	105,450
100,000	Choice Hotels International Inc
	5.75%, 07/01/2022	104,558

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 220,000	Chrysler Group LLC / CG Co-Issuer Inc
	8.25%, 06/15/2021	$ 226,050
	Cinemark USA Inc
5,000	8.63%, 06/15/2019	5,538
115,000	7.38%, 06/15/2021	124,775
	CityCenter Holdings LLC / CityCenter Finance Corp
125,000	7.63%, 01/15/2016	131,875
295,813	6.99%, 01/15/2017(c)	326,134
	Claire’s Stores Inc
235,000	8.88%, 03/15/2019	200,925
205,000	9.00%, 03/15/2019(b)	207,306
230,000	Dave & Buster’s Inc
	11.00%, 06/01/2018	250,700
685,000	DineEquity Inc
	9.50%, 10/30/2018	750,075
	Exide Technologies
35,000	6.99%, 09/18/2013(a)	32,186
170,000	8.63%, 02/01/2018	134,088
	Ferrellgas LP / Ferrellgas Finance Corp
160,000	9.13%, 10/01/2017	167,200
115,000	6.50%, 05/01/2021	104,938
185,000	Fontainebleau Las Vegas Holdings LLC(b)(h)(i)
	10.25%, 06/15/2015	116
75,000	Ford Motor Co
	4.25%, 11/15/2016	104,250
	General Motors Corp.(j)
145,000	0.00%, 07/15/2023	2,175
120,000	0.00%, 07/15/2033	1,800
	Hanesbrands Inc
200,000	8.00%, 12/15/2016	220,250
85,000	6.38%, 12/15/2020	89,463
175,000	HD Supply Inc(b)
	8.13%, 04/15/2019	189,000
198,000	Inergy LP / Inergy Finance Corp
	6.88%, 08/01/2021	198,000
285,000	Isle of Capri Casinos Inc
	7.75%, 03/15/2019	292,125
235,000	J Crew Group Inc
	8.13%, 03/01/2019	242,637
275,000	Jo-Ann Stores Inc(b)
	8.13%, 03/15/2019	273,625
150,000	Landry’s Inc(b)
	9.38%, 05/01/2020	152,438
145,000	Libbey Glass Inc(b)
	6.88%, 05/15/2020	148,988
	Ltd Brands Inc
175,000	6.63%, 04/01/2021	191,187
100,000	5.63%, 02/15/2022	103,000
415,000	M/I Homes Inc
	8.63%, 11/15/2018	428,487
115,000	Macy’s Retail Holdings Inc
	7.88%, 07/15/2015	134,553
	Meritor Inc
55,000	8.13%, 09/15/2015	57,956
292,000	2.55%, 03/01/2016(c)(k)	253,675

Principal Amount		Value

Consumer, Cyclical — (continued)
	MGM Resorts International
$ 85,000	10.38%, 05/15/2014	$95,838
245,000	5.54%, 07/15/2015(c)	252,350
130,000	6.88%, 04/01/2016	130,650
135,000	8.63%, 02/01/2019(b)	144,450
75,000	9.00%, 03/15/2020	83,250
135,000	7.28%, 03/15/2022(c)	139,388
270,000	Michaels Stores Inc
	11.38%, 11/01/2016	286,878
632,650	MTR Gaming Group Inc
	11.50%, 08/01/2019	648,466
573,000	Navistar International Corp
	8.25%, 11/01/2021	549,364
455,000	Neiman Marcus Group Inc
	7.13%, 06/01/2028	420,875
50,000	Penn National Gaming Inc
	8.75%, 08/15/2019	55,375
425,000	Penske Automotive Group Inc
	7.75%, 12/15/2016	440,937
65,000	Petco Animal Supplies Inc(b)
	9.25%, 12/01/2018	71,013
275,000	Pinnacle Entertainment Inc
	8.63%, 08/01/2017	299,062
385,000	Pittsburgh Glass Works LLC(b)
	8.50%, 04/15/2016	354,200
	PulteGroup Inc
300,000	7.63%, 10/15/2017	327,000
145,000	7.88%, 06/15/2032	137,750
	QVC Inc(b)
265,000	7.50%, 10/01/2019	294,150
80,000	7.38%, 10/15/2020	88,600
305,000	Regal Entertainment Group(c)
	6.08%, 08/15/2018	335,500
	Rite Aid Corp
370,000	6.67%, 03/01/2017(c)	377,400
245,000	8.62%, 06/15/2017(c)	250,512
60,000	10.25%, 10/15/2019	67,500
205,000	9.25%, 03/15/2020(b)	205,512
155,000	4.60%, 08/15/2020(c)	175,537
325,000	Sabre Holdings Corp
	8.35%, 03/15/2016	307,125
160,000	Sabre Inc(b)
	8.50%, 05/15/2019	162,400
	Schaeffler Finance BV
400,000	8.50%, 02/15/2019(b)	427,000
100,000	EUR, 8.75%, 02/15/2019	134,143
90,000	Sealy Mattress Co(b)
	10.88%, 04/15/2016	97,651
85,000	Sears Holdings Corp
	6.63%, 10/15/2018	75,863
165,000	SRAM LLC(a)(b)
	7.47%, 12/07/2018	164,587
975,000	Station Casinos Inc(f)(g)(h)(i)
	6.50%, 02/01/2014	0
80,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp(b)
	8.63%, 04/15/2016	84,400

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 190,000	Taylor Morrison Communities Inc / Monarch Communities Inc(b)(e)
	7.75%, 04/15/2020	$198,550
	Tenneco Inc
145,000	7.75%, 08/15/2018	157,325
205,000	6.88%, 12/15/2020	221,400
25,000	Toys R US - Delaware Inc(b)
	7.38%, 09/01/2016	24,750
250,000	Toys R Us Property Co II LLC
	8.50%, 12/01/2017	260,312
	Travelport LLC
20,000	9.88%, 09/01/2014	14,625
60,000	11.88%, 09/01/2016	22,950
210,000	6.46%, 12/01/2016(a)(b)(e)	160,650
85,000	Travelport LLC / Travelport Inc
	9.00%, 03/01/2016	59,500
485,000	TRW Automotive Inc(b)
	7.25%, 03/15/2017	554,112
350,000	Wendy’s Restaurants LLC
	10.00%, 07/15/2016	376,691
65,000	Wok Acquisition Corp(b)(e)
	10.25%, 06/30/2020	66,950
60,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp
	7.75%, 08/15/2020	66,450
439,000	Yonkers Racing Corp(b)(e)
	11.38%, 07/15/2016	466,437

		20,898,051

Consumer, Non-cyclical — 13.08%
140,000	ACE Cash Express Inc(b)
	11.00%, 02/01/2019	123,375
80,000	ARAMARK Holdings Corp(b)
	8.63%, 05/01/2016	81,901
70,000	Ashtead Capital Inc(b)(e)
	6.50%, 07/15/2022	70,000
	Avis Budget Car Rental LLC / Avis Budget Finance Inc
50,000	7.75%, 05/15/2016	51,438
335,000	9.63%, 03/15/2018	366,825
65,000	8.25%, 01/15/2019(b)	69,713
65,000	9.75%, 03/15/2020	72,231
215,000	Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp
	7.75%, 02/15/2019	221,450
305,000	Biomet Inc
	10.00%, 10/15/2017	325,778
255,000	Capella Healthcare Inc
	9.25%, 07/01/2017	263,925
320,000	Capsugel FinanceCo SCA(b)
	EUR, 9.88%, 08/01/2019	433,308
205,000	Cenveo Corp
	8.88%, 02/01/2018	183,475
	Ceridian Corp
175,000	11.25%, 11/15/2015	168,000
396,050	13.37%, 11/15/2015(c)	384,168
85,000	8.88%, 07/15/2019(b)(e)	87,763

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 275,000	CHS/Community Health Systems Inc
	8.00%, 11/15/2019	$292,875
	Constellation Brands Inc
175,000	7.25%, 05/15/2017	200,156
110,000	6.00%, 05/01/2022	118,250
600,000	ConvaTec Healthcare E SA(b)
	10.50%, 12/15/2018	603,000
165,000	Corrections Corp of America
	7.75%, 06/01/2017	178,612
	Dean Foods Co
130,000	5.22%, 06/01/2016(c)	138,125
290,000	9.75%, 12/15/2018	323,350
100,000	Del Monte Corp
	7.63%, 02/15/2019	100,875
45,000	Dole Food Co Inc(b)
	8.00%, 10/01/2016	46,969
250,000	Elan Finance PLC / Elan Finance Corp
	8.75%, 10/15/2016	271,562
130,000	Elizabeth Arden Inc
	7.38%, 03/15/2021	142,675
180,000	Emergency Medical Services Corp
	8.13%, 06/01/2019	187,875
125,000	Endo Health Solutions Inc
	7.00%, 07/15/2019	135,938
185,000	Fresenius Medical Care US Finance II Inc(b)
	5.63%, 07/31/2019	192,862
250,000	Grifols Inc
	8.25%, 02/01/2018	268,125
	HCA Inc
220,000	8.50%, 04/15/2019	246,400
905,000	6.50%, 02/15/2020	980,794
100,000	7.88%, 02/15/2020	111,000
200,000	7.50%, 02/15/2022	218,000
95,000	5.88%, 03/15/2022	99,275
415,000	Health Net Inc
	6.38%, 06/01/2017	424,337
165,000	Hertz Corp
	7.50%, 10/15/2018	176,963
110,000	Hertz Holdings Netherlands BV(b)
	EUR, 8.50%, 07/31/2015	149,506
280,000	IASIS Healthcare LLC / IASIS Capital Corp
	8.38%, 05/15/2019	277,200
490,000	Interactive Data Corp
	10.25%, 08/01/2018	545,125
	Iron Mountain Inc
85,000	7.75%, 10/01/2019	91,800
30,000	8.00%, 06/15/2020	31,763
135,000	8.38%, 08/15/2021	146,475
	Jarden Corp
30,000	8.00%, 05/01/2016	32,700
50,000	EUR, 7.50%, 01/15/2020	64,452
	JBS USA LLC / JBS USA Finance Inc
50,000	11.63%, 05/01/2014	56,875
80,000	8.25%, 02/01/2020(b)	77,800
395,000	7.25%, 06/01/2021(b)	367,350

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Consumer, Non-cyclical — (continued)
	Kinetic Concepts Inc / KCI USA Inc(b)
$ 585,000	10.50%, 11/01/2018	$614,250
240,000	12.50%, 11/01/2019	217,200
245,000	Lender Processing Services Inc
	8.13%, 07/01/2016	255,412
100,000	Michael Foods Group Inc
	9.75%, 07/15/2018	109,750
180,000	MultiPlan Inc(b)(e)
	9.88%, 09/01/2018	197,100
220,000	Novelis Inc.
	7.23%, 12/15/2020	237,050
230,000	Pharmaceutical Product Development Inc(b)
	9.50%, 12/01/2019	251,562
120,000	PHH Corp
	9.25%, 03/01/2016	127,500
85,000	Post Holdings Inc(b)
	7.38%, 02/15/2022	89,675
185,000	Prestige Brands Inc
	8.25%, 04/01/2018	202,575
185,000	Revlon Consumer Products Corp
	9.75%, 11/15/2015	197,950
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(b)
50,000	7.75%, 10/15/2016	52,625
130,000	7.13%, 04/15/2019	136,175
350,000	7.88%, 08/15/2019	378,875
220,000	9.88%, 08/15/2019	228,250
415,000	Rural/Metro Corp(b)
	10.13%, 07/15/2019	401,700
100,000	Scotts Miracle-Gro Co
	6.63%, 12/15/2020	107,250
	Service Corp International/US
50,000	7.00%, 05/15/2019	53,750
290,000	7.50%, 04/01/2027	297,250
215,000	Smithfield Foods Inc
	10.00%, 07/15/2014	245,369
	Spectrum Brands Inc(b)
175,000	9.50%, 06/15/2018	197,750
200,000	6.75%, 03/15/2020	206,500
150,000	Stewart Enterprises Inc
	6.50%, 04/15/2019	154,500
	Surgical Care Affiliates Inc(b)
218,100	8.88%, 07/15/2015	220,826
70,000	10.00%, 07/15/2017	70,175
155,000	Teleflex Inc
	6.88%, 06/01/2019	164,688
	Tenet Healthcare Corp
100,000	10.00%, 05/01/2018	114,500
115,000	6.25%, 11/01/2018	121,613
415,000	8.88%, 07/01/2019	465,837
70,000	TransUnion Holding Co Inc(b)
	9.63%, 06/15/2018	75,600
170,000	United Surgical Partners International Inc(b)
	9.00%, 04/01/2020	180,200
	UR Merger Sub Corp
70,000	5.75%, 07/15/2018(b)	72,800

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 385,000	9.25%, 12/15/2019	$427,350
105,000	7.63%, 04/15/2022(b)	109,988
	Valeant Pharmaceuticals International(b)
330,000	6.50%, 07/15/2016	344,850
20,000	6.75%, 10/01/2017	20,850
150,000	6.88%, 12/01/2018	155,063
20,000	7.00%, 10/01/2020	20,200
11,000	Vanguard Health Systems Inc(d)
	11.70%, 02/01/2016	7,315
285,000	YCC Holdings LLC / Yankee Finance Inc
	10.25%, 02/15/2016	289,987

		18,024,274

Energy — 12.52%
	Alpha Natural Resources Inc(c)
135,000	8.90%, 06/01/2019	115,088
120,000	8.79%, 06/01/2021	101,400
25,000	Anadarko Finance Co
	7.50%, 05/01/2031	31,473
50,000	Anadarko Petroleum Corp
	6.20%, 03/15/2040	56,753
	Arch Coal Inc(c)
195,000	10.16%, 06/15/2019	164,775
105,000	10.05%, 10/01/2020	88,725
55,000	ATP Oil & Gas Corp/United States
	11.88%, 05/01/2015	25,575
115,000	Atwood Oceanics Inc
	6.50%, 02/01/2020	120,175
135,000	Aurora USA Oil & Gas Inc(b)
	9.88%, 02/15/2017	138,375
545,000	Carrizo Oil & Gas Inc
	8.63%, 10/15/2018	569,525
	Chaparral Energy Inc
495,000	9.88%, 10/01/2020	550,069
85,000	8.25%, 09/01/2021	89,888
	Chesapeake Energy Corp
400,000	6.25%, 02/15/2015(c)	431,000
55,000	EUR, 6.25%, 01/15/2017	66,819
	Chesapeake Midstream Partners LP / CHKM Finance Corp
230,000	5.88%, 04/15/2021	223,100
70,000	6.13%, 07/15/2022	68,600
225,000	Chesapeake Oilfield Operating LLC/ Chesapeake Oilfield Finance Inc(b)
	6.63%, 11/15/2019	202,500
90,000	Comstock Resources Inc
	8.38%, 10/15/2017	86,850
	Concho Resources Inc
215,000	6.50%, 01/15/2022	223,600
110,000	5.50%, 10/01/2022	108,900
95,000	Connacher Oil & Gas Ltd(b)
	8.50%, 08/01/2019	80,750
	CONSOL Energy Inc
160,000	8.00%, 04/01/2017	166,000
530,000	8.25%, 04/01/2020	556,500

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Energy — (continued)
$ 235,000	Continental Resources Inc/OK(b)
	5.00%, 09/15/2022	$238,525
	Crosstex Energy LP / Crosstex Energy Finance Corp
430,000	8.88%, 02/15/2018	454,187
85,000	7.13%, 06/01/2022(b)	83,725
	Denbury Resources Inc
195,000	8.25%, 02/15/2020	213,525
90,000	6.38%, 08/15/2021	93,600
	El Paso LLC
195,000	7.00%, 06/15/2017	221,199
100,000	7.80%, 08/01/2031	112,238
360,000	7.75%, 01/15/2032	404,766
435,000	Energy Transfer Equity LP
	7.50%, 10/15/2020	477,412
	EP Energy LLC / EP Energy Finance Inc(b)
95,000	6.88%, 05/01/2019	99,275
405,000	9.38%, 05/01/2020	419,681
495,000	EXCO Resources Inc
	7.50%, 09/15/2018	428,175
145,000	Forbes Energy Services Ltd
	9.00%, 06/15/2019	137,025
	Forest Oil Corp
195,000	8.50%, 02/15/2014	202,800
130,000	7.25%, 06/15/2019	119,275
115,000	FTS International Services LLC / FTS International Bonds Inc(b)
	8.13%, 11/15/2018	115,862
435,000	Goodrich Petroleum Corp
	8.88%, 03/15/2019	414,337
	Hercules Offshore Inc(b)
20,000	7.13%, 04/01/2017	19,400
265,000	10.50%, 10/15/2017	265,000
45,000	James River Coal Co
	7.88%, 04/01/2019	22,725
275,000	Key Energy Services Inc(b)
	6.75%, 03/01/2021	267,850
365,000	Kodiak Oil & Gas Corp(b)
	8.13%, 12/01/2019	375,950
	Laredo Petroleum Inc
405,000	9.50%, 02/15/2019	451,575
85,000	7.38%, 05/01/2022(b)	88,400
295,000	Lone Pine Resources Canada Ltd(b)
	10.38%, 02/15/2017	278,037
350,000	MEG Energy Corp(b)
	6.50%, 03/15/2021	357,437
215,000	Milagro Oil & Gas Inc
	10.50%, 05/15/2016	163,400
	Newfield Exploration Co
305,000	6.63%, 04/15/2016	312,625
165,000	6.88%, 02/01/2020	175,725
195,000	5.75%, 01/30/2022	203,775
100,000	NGPL PipeCo LLC(b)
	9.63%, 06/01/2019	107,250
310,000	Northern Oil & Gas Inc(b)
	8.00%, 06/01/2020	308,450
145,000	Oasis Petroleum Inc
	6.88%, 01/15/2023	145,544

Principal Amount		Value

Energy — (continued)
$ 500,000	Offshore Group Investment Ltd(b)
	11.50%, 08/01/2015	$542,500
355,000	PDC Energy Inc
	12.00%, 02/15/2018	379,850
	Peabody Energy Corp
130,000	7.38%, 11/01/2016	143,000
225,000	6.00%, 11/15/2018(b)	223,875
105,000	6.30%, 09/15/2020(c)	106,313
385,000	PetroBakken Energy Ltd(b)
	8.63%, 02/01/2020	383,075
	Plains Exploration & Production Co
115,000	7.63%, 04/01/2020	121,325
340,000	6.75%, 02/01/2022	346,800
	Quicksilver Resources Inc
65,000	10.77%, 08/01/2015(c)	60,775
235,000	11.75%, 01/01/2016	228,831
	Range Resources Corp
45,000	6.75%, 08/01/2020	48,825
95,000	5.00%, 08/15/2022	93,813
250,000	Rosetta Resources Inc
	9.50%, 04/15/2018	272,500
660,000	Samson Investment Co(b)
	9.75%, 02/15/2020	656,700
	SandRidge Energy Inc
300,000	8.00%, 06/01/2018(b)	303,750
110,000	7.50%, 03/15/2021	108,625
	SM Energy Co
80,000	6.63%, 02/15/2019	82,000
95,000	6.50%, 11/15/2021	96,663
45,000	6.50%, 01/01/2023(b)(e)	45,338
236,000	Thermon Industries Inc
	9.50%, 05/01/2017	259,600
45,000	Trinidad Drilling Ltd(b)
	7.88%, 01/15/2019	47,813
55,000	Unit Corp
	6.63%, 05/15/2021	54,725
95,000	Whiting Petroleum Corp
	7.00%, 02/01/2014	100,700
104,000	Williams Cos Inc
	7.75%, 06/15/2031	129,099
	WPX Energy Inc
280,000	5.25%, 01/15/2017	283,500
75,000	6.00%, 01/15/2022	74,625

		17,239,810

Financial — 10.39%
285,000	ABN Amro North American Holding Preferred Capital Repackage Trust I(a)(b)(l)
	6.52%, Perpetual	251,869
210,000	Air Lease Corp(b)
	5.63%, 04/01/2017	206,850
	Ally Financial Inc
55,000	2.67%, 12/01/2014(a)	52,763
105,000	5.50%, 02/15/2017	106,653
95,000	6.25%, 12/01/2017	100,065
90,000	8.00%, 12/31/2018	99,675
70,000	8.00%, 03/15/2020	80,500
220,000	7.50%, 09/15/2020	247,225

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Financial — (continued)
$ 300,000	8.00%, 11/01/2031	$351,750
275,000	American International Group Inc(a)
	8.18%, 05/15/2058	298,375
135,000	BankAmerica Capital II
	8.00%, 12/15/2026	138,078
120,000	Capital One Capital IV(a)
	6.75%, 02/17/2037	120,000
	CBRE Services Inc
100,000	11.63%, 06/15/2017	113,500
170,000	5.31%, 10/15/2020(c)	180,200
	CIT Group Inc
94,000	7.00%, 05/02/2016(b)	94,235
196,178	7.00%, 05/02/2017(b)	196,546
140,000	5.00%, 05/15/2017	144,200
225,000	5.25%, 03/15/2018	232,312
230,000	6.63%, 04/01/2018(b)	247,825
510,000	5.50%, 02/15/2019(b)	524,025
175,000	5.38%, 05/15/2020	178,500
117,179	CKE Holdings Inc(b)
	10.50%, 03/14/2016	128,311
105,000	CNG Holdings Inc/OH(b)
	9.38%, 05/15/2020	107,625
235,000	CNO Financial Group Inc(b)
	9.00%, 01/15/2018	253,212
240,000	Community Choice Financial Inc(b)
	10.75%, 05/01/2019	237,600
130,000	DFC Global Corp(b)(e)
	3.25%, 04/15/2017	139,913
400,000	Dresdner Funding Trust I(b)
	8.15%, 06/30/2031	315,000
	E*TRADE Financial Corp
145,000	6.75%, 06/01/2016	147,538
149,000	12.50%, 11/30/2017	170,791
	Felcor Lodging LP
245,000	10.00%, 10/01/2014	279,300
355,000	6.75%, 06/01/2019	363,431
	Ford Motor Credit Co LLC
265,000	12.00%, 05/15/2015	329,262
370,000	5.00%, 05/15/2018	392,896
400,000	5.75%, 02/01/2021	439,400
200,000	5.88%, 08/02/2021	222,502
275,000	HBOS Capital Funding No2
	LP(a)(b)(l)
	6.07%, Perpetual	178,750
	HBOS PLC(b)
130,000	6.75%, 05/21/2018	122,649
85,000	6.00%, 11/01/2033	66,533
82,668	HUB International Holdings Inc(a)
	5.22%, 06/13/2014	82,564
470,000	Icahn Enterprises LP / Icahn
	Enterprises Finance Corp
	8.00%, 01/15/2018	499,375
	International Lease Finance Corp
95,000	4.88%, 04/01/2015	95,470
20,000	6.25%, 05/15/2019	20,375
190,000	iStar Financial Inc(b)
	9.00%, 06/01/2017	186,200
	Liberty Mutual Group Inc(b)
35,000	7.00%, 03/15/2037(a)	31,150
75,000	7.80%, 03/15/2037	75,750

Principal Amount		Value

Financial — (continued)
	MPT Operating Partnership LP / MPT Finance Corp
$ 85,000	6.88%, 05/01/2021	$88,613
135,000	6.38%, 02/15/2022	135,338
145,000	National Money Mart Co
	10.38%, 12/15/2016	159,862
60,000	Nationstar Mortgage LLC / Nationstar Capital Corp(b)
	9.63%, 05/01/2019	63,450
40,000	NB Capital Trust IV
	8.25%, 04/15/2027	40,896
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(b)
105,000	5.63%, 03/15/2020	109,463
155,000	5.88%, 03/15/2022	161,975
200,000	Nuveen Investments Inc
	10.50%, 11/15/2015	203,000
120,000	Omega Healthcare Investors Inc
	6.75%, 10/15/2022	128,100
	Provident Funding Associates LP / PFG Finance Corp(b)(e)
260,000	10.25%, 04/15/2017	271,050
190,000	10.13%, 02/15/2019	176,700
	Realogy Corp
170,000	10.50%, 04/15/2014	170,000
190,000	11.50%, 04/15/2017	180,025
100,000	7.88%, 02/15/2019(b)	97,750
110,000	7.63%, 01/15/2020(b)	113,575
50,000	9.00%, 01/15/2020(b)	51,500
250,000	Regions Financing Trust II(a)
	6.63%, 05/15/2047	237,500
295,000	Residential Capital LLC(i)(m)
	9.63%, 05/15/2015	284,675
195,000	Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp(b)
	9.50%, 06/15/2019	202,556
265,000	ROC Finance LLC / ROC Finance 1 Corp(b)(e)
	12.13%, 09/01/2018	298,125
455,000	Royal Bank of Scotland Group PLC(a)(l)
	7.65%, Perpetual	364,000
65,000	Royal Bank of Scotland PLC(a)
	9.50%, 03/16/2022	67,893
	SLM Corp
545,000	8.45%, 06/15/2018	610,400
55,000	8.00%, 03/25/2020	60,225
235,000	Smurfit Kappa Treasury Funding Ltd
	7.50%, 11/20/2025	235,000
	Springleaf Finance Corp
90,000	4.88%, 07/15/2012	89,775
750,000	6.90%, 12/15/2017	598,590
245,000	Toys R Us Property Co I LLC
	10.75%, 07/15/2017	267,662

		14,318,441

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Industrial — 7.41%
$ 385,000	Aguila 3 SA(b)(e)
	7.88%, 01/31/2018	$396,550
	Altra Holdings Inc
345,000	8.13%, 12/01/2016	370,444
106,000	2.75%, 03/01/2031	97,918
380,000	AMGH Merger Sub Inc(b)
	9.25%, 11/01/2018	395,200
105,562	ARD Finance SA
	EUR, 11.13%, 06/01/2018	118,894
75,000	Ardagh Glass Finance PLC
	EUR, 9.25%, 07/01/2016	103,692
200,000	Ardagh Packaging Finance PLC
	EUR, 7.38%, 10/15/2017	265,756
370,000	Atkore International Inc
	9.88%, 01/01/2018	358,900
45,000	Ball Corp
	5.00%, 03/15/2022	46,800
	BE Aerospace Inc
50,000	4.37%, 10/01/2020(c)	55,250
80,000	5.25%, 04/01/2022	82,400
	Berry Plastics Corp
90,000	10.25%, 03/01/2016	92,700
165,000	9.50%, 05/15/2018	175,725
290,000	9.75%, 01/15/2021	315,375
	Bombardier Inc(b)
105,000	7.75%, 03/15/2020	116,813
95,000	5.75%, 03/15/2022	94,644
265,000	Briggs & Stratton Corp
	6.88%, 12/15/2020	283,550
	Building Materials Corp of America(b)
285,000	6.88%, 08/15/2018	302,812
125,000	7.00%, 02/15/2020	134,688
135,000	7.50%, 03/15/2020	146,475
75,000	6.75%, 05/01/2021	80,250
200,000	Cemex Finance LLC(b)
	9.50%, 12/14/2016	195,000
400,000	CHC Helicopter SA
	9.25%, 10/15/2020	391,000
130,000	Consolidated Container Co LLC/Consolidated Container Capital Inc(b)(e)
	10.13%, 07/15/2020	133,900
305,000	Jeld-Wen Escrow Corp(b)(e)
	12.25%, 10/15/2017	343,125
260,000	JM Huber Corp(b)
	9.88%, 11/01/2019	279,500
385,000	Kratos Defense & Security Solutions Inc
	10.00%, 06/01/2017	414,837
335,000	Legrand France SA
	8.50%, 02/15/2025	425,160
120,000	Louisiana-Pacific Corp(b)
	7.50%, 06/01/2020	125,700
285,000	Masonite International Corp(b)
	8.25%, 04/15/2021	293,550
8,000	Mueller Water Products Inc
	8.75%, 09/01/2020	8,880
25,000	Norbord Inc(c)
	7.25%, 07/01/2012	25,000

Principal Amount		Value

Industrial — (continued)
	Nortek Inc
$ 270,000	10.00%, 12/01/2018	$283,500
60,000	8.50%, 04/15/2021	58,650
200,000	NXP BV / NXP Funding LLC(b)
	9.75%, 08/01/2018	228,000
375,000	Owens Corning
	9.00%, 06/15/2019	467,568
380,000	Polypore International Inc
	7.50%, 11/15/2017	403,275
200,000	Rexel SA(b)
	6.13%, 12/15/2019	201,500
55,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(b)
	10.00%, 06/01/2020	57,475
375,000	Swift Services Holdings Inc
	10.00%, 11/15/2018	406,875
	Terex Corp
105,000	10.88%, 06/01/2016	117,731
265,000	6.74%, 11/15/2017(c)	274,938
445,000	Thermadyne Holdings Corp
	9.00%, 12/15/2017	455,012
405,000	TransDigm Inc
	7.75%, 12/15/2018	444,487
230,000	Western Express Inc(b)(e)
	12.50%, 04/15/2015	139,150

		10,208,649

Technology — 2.92%
	Advanced Micro Devices Inc
60,000	8.13%, 12/15/2017	65,100
305,000	7.75%, 08/01/2020	335,500
125,000	Epicor Software Corp
	8.63%, 05/01/2019	127,500
	Fidelity National Information Services Inc
70,000	7.63%, 07/15/2017	77,175
125,000	7.88%, 07/15/2020	140,625
	First Data Corp
160,625	10.55%, 09/24/2015	164,238
205,000	11.25%, 03/31/2016	193,212
320,000	7.38%, 06/15/2019(b)	326,400
515,000	8.25%, 01/15/2021(b)	515,000
295,000	12.63%, 01/15/2021	295,369
	Freescale Semiconductor Inc
53,000	10.13%, 03/15/2018(b)	57,903
235,000	9.25%, 04/15/2018(b)	251,450
465,000	10.75%, 08/01/2020	499,875
	Lawson Software Inc(b)
115,000	11.50%, 07/15/2018(e)	129,950
130,000	9.38%, 04/01/2019	138,775
	Seagate HDD Cayman
225,000	7.75%, 12/15/2018	248,906
50,000	7.00%, 11/01/2021	53,875
	SunGard Data Systems Inc
110,000	10.25%, 08/15/2015	113,025
170,000	6.37%, 11/15/2020(c)	181,050

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Technology — (continued)
$ 104,000	Unisys Corp
	12.50%, 01/15/2016	$110,240

		4,025,168

Utilities — 3.19%
	AES Corp
510,000	8.00%, 10/15/2017	580,125
265,000	7.38%, 07/01/2021(b)	294,812
	Calpine Corp(b)
250,000	7.25%, 10/15/2017	268,750
210,000	7.88%, 07/31/2020	231,525
275,000	7.50%, 02/15/2021	297,000
290,000	DPL Inc(b)
	6.50%, 10/15/2016	313,200
330,000	Dynegy Holdings LLC(i)(m)
	7.75%, 06/01/2019	221,100
	Edison Mission Energy
265,000	7.50%, 06/15/2013	161,650
215,000	7.63%, 05/15/2027	117,175
185,000	Energy Future Holdings Corp
	10.00%, 01/15/2020	197,488
284,000	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc
	10.00%, 12/01/2020	308,850
100,000	GenOn Americas Generation LLC
	8.50%, 10/01/2021	90,000
	GenOn Energy Inc
25,000	9.50%, 10/15/2018	24,719
240,000	9.88%, 10/15/2020	234,000
	NRG Energy Inc
80,000	7.63%, 01/15/2018	82,800
575,000	7.88%, 05/15/2021	580,750
70,000	NV Energy Inc
	6.25%, 11/15/2020	78,143
13,000	PNM Resources Inc
	9.25%, 05/15/2015	14,836
170,000	Sabine Pass LNG LP
	7.50%, 11/30/2016	178,500
	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc
249,794	10.50%, 11/01/2016	45,900
100,000	11.50%, 10/01/2020(b)	68,250

		4,389,573

TOTAL BONDS AND NOTES — 89.19% (Cost $122,945,527)		$122,856,420

Shares		Value

COMMON STOCK
Basic Materials — 0.17%
3,225	Freeport-McMoRan Copper & Gold Inc	109,876

Shares		Value

Basic Materials — (continued)
2,954	LyondellBasell Industries Class A	118,957

		228,833

Communications — 0.19%
4,105	DISH Network Corp Class A	117,198
9,795	Interpublic Group of Cos Inc	106,276
4,170	NII Holdings Inc (n)	42,659

		266,133

Consumer, Cyclical — 0.08%
5,557	General Motors Co (n)	109,584
43	Harry & David Holdings Inc (n)	3,354
270	Motors Liquidation Co GUC Trust (n)	3,307

		116,245

Consumer, Non-cyclical — 0.20%
4,795	Avis Budget Group Inc (n)	72,884
6,133	Spectrum Brands Holdings Inc (n)	199,752

		272,636

Energy — 0.28%
4,210	Chesapeake Energy Corp	78,306
5,495	Compton Petroleum Corp (n)	5,935
2,630	Newfield Exploration Co (n)	77,085
7,895	Quicksilver Resources Inc (c)(n)	42,791
1,149	Stallion Oilfield Holdings (n)	36,194
99,245	Vantage Drilling Co (n)	148,867

		389,178

Financial — 0.12%
1,261	CIT Group Inc (n)	44,942
2,885	DeepOcean group (b)(e)(n)	46,156
16,355	FelCor Lodging Trust Inc REIT (n)	76,868

		167,966

Industrial — 0.05%
3,535	Terex Corp (n)	63,029

TOTAL COMMON STOCK — 1.09% (Cost $1,998,722)		$1,504,020

PREFERRED STOCK
Communications — 0.17%
173	Lucent Technologies Capital Trust I	114,180
2,445	Nielsen Holdings NV	125,153

		239,333

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Consumer, Cyclical — 0.06%
2,532	General Motors Co	$83,872

Financial — 0.73%
196	Ally Financial Inc (b)(e)	174,618
8,109	Entertainment Properties Trust	154,466
12,145	GMAC Capital Trust I (a)	292,087
4,312	Health Care REIT Inc	232,848
2,470	MetLife Inc	152,819

		1,006,838

Industrial — 0.10%
2,700	United Technologies Corp (n)	142,263

Mortgage-Backed Securities — 0.02%
13,425	Federal National Mortgage Association (a)(n)	21,883

Utilities — 0.12%
3,030	PPL Corp	162,105

TOTAL PREFERRED STOCK — 1.20% (Cost $2,002,426)		$1,656,294

WARRANTS
Communications — 0.01%
696	Charter Communications Inc (n)	16,356
10,767	CMP Susquehanna Radio Holdings (b)(e)(f)(g)(n)	0

		16,356

Consumer, Cyclical — 0.02%
980	General Motors Co - Warrant A (n)	10,800
980	General Motors Co - Warrant B (n)	6,644

		17,444

Consumer, Non-cyclical— 0.00%(o)
507	Buffets Restaurants Holdings Inc (f)(g)(n)	0

Energy — 0.00%(o)
1	Turbo Cayman LTD (f)(g)(n)	0

TOTAL WARRANTS — 0.03% (Cost $352,300)		$33,800

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 1,699,765	Undivided interest of 3.65% in a repurchase agreement (principal amount/value $46,513,820 with a maturity value of $46,514,556) with HSBC Securities (USA) Inc, 0.19%, dated 6/29/12, to be repurchased at $1,699,765 on 7/2/12, collateralized by Federal National Mortgage Association, 3.50% - 4.00%, 12/1/26 - 10/1/41, with a value of $47,444,399.	$1,699,765

902,426	Undivided interest of 3.41% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142) with RBC Capital Markets Corp, 0.13%, dated 6/29/12, to be repurchased at $902,426 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.	902,426

1,699,765	Undivided interest of 3.61% in a repurchase agreement (principal amount/value $47,150,000 with a maturity value of $47,150,707) with Goldman Sachs & Co., 0.18%, dated 6/29/12, to be repurchased at $1,699,765 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.97% - 7.00%, 10/1/12 - 9/1/47, with a value of $48,093,000.	1,699,765

1,699,765	Undivided interest of 3.74% in a repurchase agreement (principal amount/value $45,400,000 with a maturity value of $45,400,795) with JP Morgan Securities, 0.21%, dated 6/29/12, to be repurchased at $1,699,765 on 7/2/12, collateralized by Federal National Mortgage Association, 1.33% - 6.14%, 12/12/12 - 2/1/48, with a value of $46,308,093.	1,699,765

TOTAL SECURITIES LENDING COLLATERAL — 4.36% (Cost $6,001,721)		$6,001,721

SHORT TERM INVESTMENTS
$4,999,997	Federal Farm Credit Banks Funding Corp 0.01%, 07/02/2012	4,999,997

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

$1,000,000	Federal Home Loan Bank
	0.01%, 07/02/2012	1,000,000
999,998	International Bank for Reconstruction & Development
	0.04%, 07/02/2012	999,998

TOTAL SHORT TERM INVESTMENTS — 5.08% (Cost $6,999,995)		$6,999,995

TOTAL INVESTMENTS — 100.95% (Cost $140,300,691)	$139,052,250

OTHER ASSETS & LIABILITIES, NET — (0.95)%	$(1,302,618)

TOTAL NET ASSETS — 100.00%	$137,749,632

(a)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.
(b)	Restricted security; at June 29, 2012, the aggregate cost and market value of restricted securities was $42,704,428 and $42,875,478, respectively, representing 31.13% of net assets.
(c)	A portion or all of the security is on loan at June 29, 2012.
(d)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(e)	Illiquid security; at June 29, 2012, the aggregate cost and market value of illiquid securities was $4,002,005 and $4,134,312, respectively, representing 3.00% of net assets.
(f)	Security has no market value at June 29, 2012.
(g)	Domestic security is fair valued at June 29, 2012.
(h)	Security in default on interest payments during the last 12 months. At June 29, 2012, the aggregate market value on the securities was $116, representing 0.00% of net assets.
(i)	Security in bankruptcy at June 29, 2012.
(j)	The security’s yield to maturity was less than 0.01%.
(k)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 29, 2012. Maturity date disclosed represents final maturity date.

(l)	Security has no contractual maturity date and pays an indefinite stream of interest.
(m)	Security in default on some interest payments received during the last 12 months. At June 29, 2012, the aggregate market value on the securities was $505,775, representing 0.37% of net assets.
(n)	Non-income producing security.
(o)	Represents less than 0.005% of net assets.
REIT	Real Estate Investment Trust

At June 29, 2012, the Portfolio held the following outstanding credit default swap:

Counterparty	Reference Obligation	Fixed Deal Received Rate	Notional Value	Market Value	Upfront Premiums Paid	Expiration Date	Net Unrealized Depreciation
JPMorgan Chase Bank	Credit Default Swap – North America High Yield 18	5.00%	$3,000,000	($104,534)	$78,750	June 2017	($29,856)

At June 29, 2012, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
USD	BA	68,937	EUR	55,200	July 2012	$(925)
USD	BA	33,652	CAD	35,000	July 2012	(712)
USD	BB	133,972	EUR	107,700	August 2012	(2,367)
USD	CIT	485,804	EUR	390,700	August 2012	(8,791)
USD	CS	104,149	EUR	83,700	August 2012	(1,809)
USD	DB	192,334	EUR	154,600	August 2012	(3,377)
USD	GS	343,795	EUR	276,400	August 2012	(6,105)
USD	HSB	31,481	EUR	25,300	August 2012	(547)
USD	JPM	69,486	CAD	71,700	August 2012	(865)

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
USD	RBS	334,444	EUR	267,900	July 2012	$(4,611)
USD	SSB	63,533	EUR	51,100	August 2012	(1,156)
USD	WES	160,481	CAD	165,600	August 2012	(2,004)
USD	WES	6,468	EUR	5,200	August 2012	(115)

					Net Depreciation	$(33,384)

Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro Dollar
USD	U.S. Dollar

Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclay’s Bank
CIT	Citigroup Global Markets
CS	Credit Suisse First Boston
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA, N.A
JPM	JP Morgan Chase & Co.
RBS	Royal Bank of Scotland
SSB	State Street Bank
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim Putnam High Yield Bond Portfolio

ASSETS:
Investments in securities, market value (including $5,858,440 of securities on loan)(a)	$139,052,250
Cash	2,825,327
Dividends and interest receivable	2,397,113
Subscriptions receivable	296,685
Receivable for investments sold	570,037

Total Assets	145,141,412

LIABILITIES:
Payable to investment adviser	117,577
Payable upon return of securities loaned	6,001,721
Redemptions payable	31,892
Payable for investments purchased	1,078,354
Payable to subcustodian	24,318
Credit default swap	104,534
Unrealized depreciation on forward foreign currency contracts	33,384

Total Liabilities	7,391,780

NET ASSETS	$137,749,632

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,722,269
Paid-in capital in excess of par	158,811,726
Net unrealized depreciation on investments, credit default swap, forward foreign currency contracts and foreign currency translations	(1,311,681)
Undistributed net investment income	626,116
Accumulated net realized loss on investments, credit default swap, forward foreign currency contracts and foreign currency transactions	(22,098,798)

TOTAL NET ASSETS	$137,749,632

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	17,222,692

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.00

(a) Cost of investments	$140,300,691

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim Putnam High Yield Bond Portfolio

INVESTMENT INCOME:
Interest	$4,886,408
Income from securities lending	20,373
Dividends	67,780
Foreign withholding tax	(288)

Total Income	4,974,273

EXPENSES:
Management fees	721,495

Total Expenses	721,495

NET INVESTMENT INCOME	4,252,778

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments and foreign currency transactions	(35,337)
Net realized gain on credit default swap	182,134
Net realized gain on forward foreign currency contracts	125,063
Change in net unrealized appreciation on investments and foreign currency translations	4,257,446
Change in net unrealized depreciation on credit default swap	(99,185)
Change in net unrealized depreciation on forward foreign currency contracts	(81,289)

Net Realized and Unrealized Gain on Investments, Credit Default Swap, Forward Foreign Currency Contracts and Foreign Currency	4,348,832

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,601,610

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Putnam High Yield Bond Portfolio

OPERATIONS:
Net investment income	$4,252,778	$7,455,212
Net realized loss on investments and foreign currency transactions	(35,337)	(238,300)
Net realized gain (loss) on credit default swap	182,134	(291,112)
Net realized gain on forward foreign currency contracts	125,063	10,966
Change in net unrealized appreciation (depreciation) on investments and foreign currency translations	4,257,446	(5,310,690)
Change in unrealized appreciation (depreciation) on credit default swap	(99,185)	59,626
Change in unrealized appreciation (depreciation) on forward foreign currency contracts	(81,289)	75,399

Net Increase in Net Assets Resulting from Operations	8,601,610	1,761,101

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(38,955)
From net investment income	(3,578,760)	(7,158,828)

Total Distributions	(3,578,760)	(7,197,783)

CAPITAL SHARE TRANSACTIONS:
Shares sold	23,262,488	59,684,426

Shares issued in reinvestment of distributions	3,578,760	7,197,783
Shares redeemed	(12,849,063)	(26,265,685)

Net Increase in Net Assets Resulting from Capital Share Transactions	13,992,185	40,616,524

Total Increase in Net Assets	19,015,035	35,179,842

NET ASSETS:
Beginning of period	118,734,597	83,554,755

End of period (a)	$137,749,632	$118,734,597

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	2,914,459	7,378,050
Shares issued in reinvestment of distributions	454,734	917,067
Shares redeemed	(1,599,306)	(3,272,209)

Net Increase	1,769,887	5,022,908

(a) Including undistributed net investment income and (over)distributed net investment income	$626,116	$(47,902)

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011		2010	2009	2008	2007
Maxim Putnam High Yield Bond Portfolio – Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$7.68		$8.01		$7.59	$5.55	$9.59	$10.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25		0.49		0.59	0.75	1.11	0.76
Net realized and unrealized gain (loss)	0.28		(0.32)		0.42	2.03	(4.03)	(0.72)

Total Income (Loss) From Investment Operations	0.53		0.17		1.01	2.78	(2.92)	0.04

LESS DISTRIBUTIONS:
From return of capital	–		(0.00)	(a)	–	–	–	–
From net investment income	(0.21)		(0.50)		(0.59)	(0.74)	(1.12)	(0.75)
From net realized gains	–		–		–	–	–	(0.04)

Total Distributions	(0.21)		(0.50)		(0.59)	(0.74)	(1.12)	(0.79)

NET ASSET VALUE, END OF PERIOD	$8.00		$7.68		$8.01	$7.59	$5.55	$9.59

TOTAL RETURN(b)	6.87%	(c)	2.24%		13.80%	51.21%	(32.37%)	0.19%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$137,750		$118,735		$83,555	$78,379	$64,458	$174,392
Ratio of expenses to average net assets	1.10%	(d)	1.10%		1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	6.48%	(d)	6.83%		7.82%	10.28%	9.59%	7.50%
Portfolio turnover rate	29%	(c)	67%		120%	142%	83%	74%

(a)	The distribution from return of capital was less than $0.01 per share.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Putnam High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Corporate Bonds and Notes (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Equity Investments:

Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:

Warrants	Exchange traded close price, bids, evaluated bids.

Swaps	Reported trades, credit spreads, recovery rates, restructuring, net present value of cashflows.

Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Level 3 investments in securities were not considered a significant portion of the Portfolio.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:
Corporate Bonds and Notes	$—	$122,856,420	$—	$122,856,420
Equity Investments:
Domestic Common Stock	1,293,424	39,548	—	1,332,972
Foreign Common Stock	124,892	46,156	—	171,048
Preferred Stock	587,169	1,069,125	—	1,656,294
Derivative Investments:
Warrants	33,800	—	—	33,800
Securities Lending Collateral	—	6,001,721	—	6,001,721
Short Term Investments	—	6,999,995	—	6,999,995
Liabilities
Derivative Investments:
Swaps	—	104,534	—	104,534
Forward Foreign Currency Contracts	—	33,384	—	33,384

Total Investments(a)	$2,039,285	$136,875,047	$0	$138,914,332

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Portfolio may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Forward Foreign Currency Transactions

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The Portfolio accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of investment securities at value on the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on investment securities at value in addition to realized gain/loss recorded upon the termination of swap contracts on the Statement of Operations.

In a credit default swap, the Portfolio provides credit protection on the referenced obligation of the credit default swap. A sale in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Portfolio to sell to the counterparty at the notional amount and deliver the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract. During the term of the swap agreement, the Portfolio receives quarterly interest payments from the respective counterparty.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser and the Fund have entered into a sub-advisory agreement with Putnam Investment Management, LLC. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $47,310,512 and $34,987,635, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $0 and $0, respectively.

4.  UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $140,354,106. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,588,043 and gross depreciation of securities in which there was an excess of tax cost over value of $5,889,899 resulting in net depreciation of $1,301,856.

5.  DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts.

The Portfolio enters into credit default contracts to gain exposure on individual names and/or baskets of securities. The Portfolio operates as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations. Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. As a seller of credit protection, if a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index. The value of the referenced obligation delivered by the Portfolio coupled with periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Portfolio.

Valuation of derivative instruments for the period ended June 29, 2012 is as follows:

	Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
credit default swaps	credit default swaps	$104,534

forward foreign currency contracts	Unrealized depreciation on forward foreign currency contracts	$33,384

The effect of derivative instruments for the period ended June 29, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value
credit default swaps	Net realized gain on credit default swaps	$182,134	Change in net unrealized depreciation on credit default swaps	$(99,185)

forward foreign currency contracts	Net realized gain on forward foreign currency contracts	$125,063	Change in net unrealized depreciation on forward foreign currency contracts	$(81,289)

The notional value of open credit default swaps held at June 29, 2012 is representative of credit default swap activity during the period ended June 29, 2012.

The notional value of open forward foreign currency contracts held at June 29, 2012 is representative of forward foreign currency contracts activity during the period ended June 29, 2012.

6.  SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $5,858,440 and received collateral of $6,001,721 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

7.  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, MCM and Putnam Investment Management, LLC (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent

Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against various benchmarks and the performance of similar funds. This information included annualized returns for the one-, three- and five-year periods ended December 31, 2011, calendar year returns for the five-year period ended December 31, 2011, and risk-adjusted performance measures. In addition, this information also included the Portfolio’s Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of the Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of the Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

The Board assessed performance based principally on the long-term rolling quarterly analysis for the Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s three- and five-year annualized returns, three- and five-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considers a portfolio to have performed satisfactorily unless the portfolio has had a history of persistent underperformance based on the portfolio’s long-term rolling analysis. The Board noted that the Portfolio has underperformed its peer group for each of the one-, three-, and five-year annualized periods. However, the Board considered that the Sub-Adviser took over the Portfolio in 2009 and has not been in place long enough to move the Portfolio’s long-term performance. The Board further noted management’s representation that it will continue to monitor the performance. Accordingly, the Board concluded that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM from its relationship with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees, as well as the structure and level of the sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fee was at the higher end of the range of management fees paid by similar funds and the Portfolio’s expense ratio was higher than the median expense ratio for the applicable Morningstar fund category. However, the Board noted that the Portfolio’s annual operating expense ratio was within the range of similar funds.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates. The Board requested and reviewed the financial statements from MCM and the Sub-Adviser and profitability information from MCM. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolio and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board noted where services were provided to the Portfolio by an affiliate of MCM or the Sub-Adviser. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.    INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.            CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.            EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:     August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:     August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:     August 28, 2012